Investment Securities (Details 1) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
Information pertaining to securities with gross unrealized losses
Available-for-sale Securities, Continuous Unrealized Loss Position, Less than 12 Months, Fair Value	$ 34,161	$ 48,025
Available-for-sale Securities, Continuous Unrealized Loss Position, 12 Months or More, Fair Value	40	3,155
Available-for-sale Securities, Continuous Unrealized Loss Position, Fair Value, Total	34,201	51,180
Available-for-sale Securities, Continuous Unrealized Loss Position, Less than 12 Months, Unrealized Loss	769	431
Available-for-sale Securities, Continuous Unrealized Loss Position, 12 Months or More, Unrealized Loss	15	81
Available-for-sale Securities, Continuous Unrealized Loss Position, Unrealized Loss, Total	784	512
U.S. agency securities [Member]
Information pertaining to securities with gross unrealized losses
Available-for-sale Securities, Continuous Unrealized Loss Position, Less than 12 Months, Fair Value	3,989	9,599
Available-for-sale Securities, Continuous Unrealized Loss Position, 12 Months or More, Fair Value		0
Available-for-sale Securities, Continuous Unrealized Loss Position, Fair Value, Total	3,989	9,599
Available-for-sale Securities, Continuous Unrealized Loss Position, Less than 12 Months, Unrealized Loss	11	35
Available-for-sale Securities, Continuous Unrealized Loss Position, 12 Months or More, Unrealized Loss		0
Available-for-sale Securities, Continuous Unrealized Loss Position, Unrealized Loss, Total	11	35
Mortgage-backed securities-agency [Member]
Information pertaining to securities with gross unrealized losses
Available-for-sale Securities, Continuous Unrealized Loss Position, Less than 12 Months, Fair Value	16,957	35,730
Available-for-sale Securities, Continuous Unrealized Loss Position, 12 Months or More, Fair Value		3,066
Available-for-sale Securities, Continuous Unrealized Loss Position, Fair Value, Total	16,957	38,796
Available-for-sale Securities, Continuous Unrealized Loss Position, Less than 12 Months, Unrealized Loss	261	281
Available-for-sale Securities, Continuous Unrealized Loss Position, 12 Months or More, Unrealized Loss		49
Available-for-sale Securities, Continuous Unrealized Loss Position, Unrealized Loss, Total	261	330
Mortgage-backed securities-non-agency [Member]
Information pertaining to securities with gross unrealized losses
Available-for-sale Securities, Continuous Unrealized Loss Position, Less than 12 Months, Fair Value	13,149
Available-for-sale Securities, Continuous Unrealized Loss Position, Fair Value, Total	13,149
Available-for-sale Securities, Continuous Unrealized Loss Position, Less than 12 Months, Unrealized Loss	485
Available-for-sale Securities, Continuous Unrealized Loss Position, Unrealized Loss, Total	485
Corporate bonds [Member]
Information pertaining to securities with gross unrealized losses
Available-for-sale Securities, Continuous Unrealized Loss Position, Less than 12 Months, Fair Value		2,696
Available-for-sale Securities, Continuous Unrealized Loss Position, 12 Months or More, Fair Value		0
Available-for-sale Securities, Continuous Unrealized Loss Position, Fair Value, Total		2,696
Available-for-sale Securities, Continuous Unrealized Loss Position, Less than 12 Months, Unrealized Loss		115
Available-for-sale Securities, Continuous Unrealized Loss Position, 12 Months or More, Unrealized Loss		0
Available-for-sale Securities, Continuous Unrealized Loss Position, Unrealized Loss, Total		115
Equity securities [Member]
Information pertaining to securities with gross unrealized losses
Available-for-sale Securities, Continuous Unrealized Loss Position, Less than 12 Months, Fair Value	66	0
Available-for-sale Securities, Continuous Unrealized Loss Position, 12 Months or More, Fair Value	40	89
Available-for-sale Securities, Continuous Unrealized Loss Position, Fair Value, Total	106	89
Available-for-sale Securities, Continuous Unrealized Loss Position, Less than 12 Months, Unrealized Loss	12	0
Available-for-sale Securities, Continuous Unrealized Loss Position, 12 Months or More, Unrealized Loss	15	32
Available-for-sale Securities, Continuous Unrealized Loss Position, Unrealized Loss, Total	$ 27	$ 32